Financial Instruments (Details) - Schedule of Fair Value Measurement	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value Measurement [Line Items]
Expected volatility	70.89%
annual risk free interest	4.50%
dividend yield	0.00%
Convertible debt instrument [Member]
Schedule of Fair Value Measurement [Line Items]
DLOM	26.10%	37.60%
Warrants [Member]
Schedule of Fair Value Measurement [Line Items]
Expected term		1 year 8 months 19 days
Expected volatility		117.42%
annual risk free interest		4.47%
dividend yield		0.00%
Warrants [Member]
Schedule of Fair Value Measurement [Line Items]
Expected term	5 years 3 months 18 days
Expected volatility	89.94%
annual risk free interest	3.88%
dividend yield	0.00%